FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel
Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
Common
008916108
85,821,058
1,381,081
1,381,081
N/A
N/A

N/A
1,381,081
N/A
Bank of Nova Scotia
Common
064149107
149,235,639
3,289,474
3,289,474
N/A
N/A

N/A
3,289,474
N/A
Canadian Natural Resources Ltd.
Common
136385101
88,656,276
1,294,533
1,294,533
N/A
N/A

N/A
1,294,533
N/A
CIBC
Common
136069101
117,833,463
1,829,114
1,829,114
N/A
N/A

N/A
1,829,114
N/A
EnCana Corp.
Common
292505104
142,884,110
1,874,782
1,874,782
N/A
N/A

N/A
1,874,782
N/A
Manulife Financial Corp.
Common
56501R106
81,027,361
2,116,037
2,116,037
N/A
N/A

N/A
2,116,037
N/A
Petro-Canada
Common
71644E102
91,000,924
2,087,938
2,087,938
N/A
N/A

N/A
2,087,938
N/A
Royal Bank of Canada
Common
780087102
176,517,543
3,777,225
3,777,225
N/A
N/A

N/A
3,777,225
N/A
Suncor Energy Inc.
Common
867229106
102,491,277
1,059,998
1,059,998
N/A
N/A

N/A
1,059,998
N/A
Talisman Energy Inc.
Common
87425E103
92,015,766
5,184,727
5,184,727
N/A
N/A

N/A
5,184,727
N/A
Toronto Dominion Bank
Common
891160509
162,569,906
2,643,112
2,643,112
N/A
N/A

N/A
2,643,112
N/A



1,290,053,323
26,538,021
26,538,021




26,538,021